Debt - Union Revolving and Incremental Fourth Amendment (Details) - USD ($) $ in Thousands				9 Months Ended	12 Months Ended
	Jan. 29, 2021	Dec. 29, 2020	Oct. 20, 2017	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2020
LIBOR
Debt Instrument [Line Items]
Spread on variable rate	1.00%				1.00%
Union Revolving Credit Facility
Debt Instrument [Line Items]
Term of debt		4 years
Maximum borrowing capacity		$ 20,000					$ 20,000
Borrowings outstanding				$ 4,600	$ 2,550
Commitment fee (as a percent)		0.50%			0.50%
Borrowing interest rate				4.25%	4.25%
Alternate base rate loans | Federal funds rate
Debt Instrument [Line Items]
Spread on variable rate		1.00%			1.00%
Alternate base rate loans | LIBOR
Debt Instrument [Line Items]
Spread on variable rate		1.00%			1.00%
LIBOR loans | LIBOR
Debt Instrument [Line Items]
Commitment fee (as a percent)		0.50%			0.50%
Senior Facilities
Debt Instrument [Line Items]
Commitment fee (as a percent)	0.50%				0.50%
Borrowing interest rate				9.25%	8.25%	9.05%
Senior Facilities | Federal funds rate
Debt Instrument [Line Items]
Spread on variable rate	0.50%				0.50%
Senior Facilities | LIBOR
Debt Instrument [Line Items]
Interst rate, floor	1.00%				1.00%
Eurocurrency Borrowings
Debt Instrument [Line Items]
Borrowing interest rate	7.25%				7.25%
Borrowing interest rate, if PIK interest paid	8.25%
ABR Borrowings
Debt Instrument [Line Items]
Borrowing interest rate	6.25%				6.25%
Borrowing interest rate, if PIK interest paid	7.25%
Term Loan Facility
Debt Instrument [Line Items]
Term of debt			5 years